Eaton Vance Global Macro Capital Opportunities Fund

EATON VANCE GLOBAL MACRO CAPITAL OPPORTUNITIES FUND

Supplement to Prospectus dated March 1, 2016

The following replaces the table under “Performance” in “Fund Summaries – Global Macro Capital Opportunities Fund”:

Average Annual Total Return as of December 31, 2015	One Year	Life of Fund
Class A Return Before Taxes	-18.46%	-10.78%
Class A Return After Taxes on Distributions	-18.83%	-10.99%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	-10.10%	-8.08%
Class I Return Before Taxes	-13.24%	-8.20%
MSCI Emerging Market Index (reflects no deduction for fees, expenses or taxes)	-14.92%	-9.11%
MSCI Frontier Market Index (reflects no deduction for fees, expenses or taxes)	-14.46%	-2.32%
Blended Index (reflects no deduction for fees, expenses or taxes)*	-14.59%	-4.18%

 * The Blended Index consists of 50% MSCI Emerging Markets Index and 50% MSCI Frontier Market Index

October 28, 2016	23528 10.28.16

Average Annual Total Return as of December 31, 2015
Average Annual Total Returns - Eaton Vance Global Macro Capital Opportunities Fund		One Year	Life of Fund
Class A		(18.46%)	(10.78%)
Class A | After Taxes on Distributions		(18.83%)	(10.99%)
Class A | After Taxes on Distributions and Sales		(10.10%)	(8.08%)
Class I		(13.24%)	(8.20%)
MSCI Emerging Market Index (reflects no deduction for fees, expenses or taxes)		(14.92%)	(9.11%)
MSCI Frontier Market Index (reflects no deduction for fees, expenses or taxes)		(14.46%)	(2.32%)
Blended Index (reflects no deduction for fees, expenses or taxes)	[1]	(14.59%)	(4.18%)
[1]	The Blended Index consists of 50% MSCI Emerging Markets Index and 50% MSCI Frontier Market Index